Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	60 Months Ended	84 Months Ended	108 Months Ended	132 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000019124_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000019124_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 9,600
C000019124_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,697
C000019124_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,574
C000019124_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,540
C000019124_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,415
C000019124_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,504
C000019124_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,134
C000019124_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,039
C000019124_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,792
C000019124_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,130
C000019124_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,268
C000019124_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019124_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019124_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019124_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019124_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019124_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019124_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019124_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019124_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019124_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019124_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019124_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000019123_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000019123_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019123_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,027
C000019123_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,814
C000019123_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,723
C000019123_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,522
C000019123_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,536
C000019123_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,085
C000019123_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,913
C000019123_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,575
C000019123_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,891
C000019123_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,041
C000019123_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019123_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019123_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019123_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019123_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019123_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019123_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019123_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019123_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019123_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019123_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019123_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000171439_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000171439_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171439_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,002
C000171439_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,916
C000171439_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,250
C000171439_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,529
C000171439_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,468
C000171439_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,927
C000171439_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,049
C000171439_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,601
C000171439_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,098
C000171439_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,361
C000171439_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171439_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171439_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,090
C000171439_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,106
C000171439_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,572
C000171439_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,960
C000171439_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,003
C000171439_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,565
C000171439_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,730
C000171439_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,401
C000171439_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,930
C000171439_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,251
C000171439_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000171439_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171439_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000171439_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000171439_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000171439_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000171439_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000171439_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000171439_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000171439_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000171439_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000171439_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000234190_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000234190_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234190_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,275
C000234190_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,330
C000234190_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,072
C000234190_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,424
C000234190_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000234190_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234190_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234190_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234190_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000234190_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,170
C000234191_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000234191_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,600
C000234191_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,887
C000234191_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,910
C000234191_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,586
C000234191_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,888
C000234191_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000234191_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234191_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234191_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234191_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000234191_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,170
C000235214_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Sustainable Core Plus Bond Fund
C000235214_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235214_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,587
C000235214_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,551
C000235214_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,249
C000235214_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,588
C000235214_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235214_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235214_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,702
C000235214_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,590
C000235214_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,286
C000235214_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,612
C000235214_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235214_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235214_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235214_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235214_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235214_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,602
C000171440_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000171440_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171440_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,097
C000171440_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,124
C000171440_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,558
C000171440_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,967
C000171440_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,005
C000171440_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,538
C000171440_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,778
C000171440_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,504
C000171440_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,067
C000171440_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,377
C000171440_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171440_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171440_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,090
C000171440_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,106
C000171440_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,572
C000171440_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,960
C000171440_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,003
C000171440_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,565
C000171440_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,730
C000171440_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,401
C000171440_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,930
C000171440_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,251
C000171440_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000171440_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171440_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000171440_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000171440_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000171440_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000171440_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000171440_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000171440_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000171440_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000171440_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000171440_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000205020_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000205020_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205020_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,450
C000205020_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,858
C000205020_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,923
C000205020_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,475
C000205020_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,725
C000205020_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,439
C000205020_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,004
C000205020_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,319
C000205020_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000205020_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205020_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,467
C000205020_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,851
C000205020_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,893
C000205020_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,460
C000205020_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,623
C000205020_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,288
C000205020_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,811
C000205020_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,129
C000205020_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000205020_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205020_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000205020_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000205020_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000205020_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000205020_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000205020_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000205020_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000205020_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,626
C000221555_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI Low Duration Bond Fund
C000221555_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221555_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,023
C000221555_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,985
C000221555_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,438
C000221555_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000221555_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,622
C000221555_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,067
C000221555_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Bill: 6-9 Months Index
C000221555_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221555_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,011
C000221555_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,972
C000221555_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,282
C000221555_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,835
C000221555_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,300
C000221555_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,699
C000221555_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000221555_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221555_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,977
C000221555_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,828
C000221555_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,723
C000221555_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,359
C000221555_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,653
C000221555_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,835
C000201533_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® SAI Total Bond Fund
C000201533_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201533_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,067
C000201533_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,859
C000201533_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,193
C000201533_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,847
C000201533_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,891
C000201533_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,836
C000201533_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,328
C000201533_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,586
C000201533_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000201533_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201533_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,154
C000201533_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,876
C000201533_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,866
C000201533_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,499
C000201533_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,374
C000201533_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,131
C000201533_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,480
C000201533_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,697
C000019128_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Short-Term Bond Fund
C000019128_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019128_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,103
C000019128_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,124
C000019128_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,576
C000019128_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,979
C000019128_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,035
C000019128_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,573
C000019128_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,816
C000019128_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,545
C000019128_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,095
C000019128_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,406
C000019128_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000019128_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019128_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,090
C000019128_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,106
C000019128_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,572
C000019128_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,960
C000019128_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,003
C000019128_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,565
C000019128_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,730
C000019128_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,401
C000019128_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,930
C000019128_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,251
C000019128_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019128_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019128_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019128_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019128_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019128_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019128_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019128_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019128_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019128_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019128_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019128_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000257875_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Enhanced Core Bond Fund
C000257875_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257875_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,245
C000257875_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000257875_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257875_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,261
C000234193_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000234193_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,600
C000234193_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,887
C000234193_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,910
C000234193_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,586
C000234193_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,888
C000234193_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000234193_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234193_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234193_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234193_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000234193_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,170
C000234194_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000234194_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234194_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,270
C000234194_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,317
C000234194_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,049
C000234194_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,381
C000234194_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000234194_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234194_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234194_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234194_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000234194_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,170
C000171438_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000171438_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,850
C000171438_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,930
C000171438_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,941
C000171438_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,350
C000171438_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,735
C000171438_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,755
C000171438_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,283
C000171438_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,499
C000171438_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,182
C000171438_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,704
C000171438_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,981
C000171438_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171438_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171438_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,090
C000171438_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,106
C000171438_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,572
C000171438_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,960
C000171438_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,003
C000171438_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,565
C000171438_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,730
C000171438_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,401
C000171438_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,930
C000171438_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,251
C000171438_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000171438_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171438_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000171438_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000171438_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000171438_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000171438_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000171438_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000171438_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000171438_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000171438_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000171438_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000048836_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Intermediate Bond Fund
C000048836_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000048836_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,111
C000048836_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,003
C000048836_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,821
C000048836_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,490
C000048836_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,590
C000048836_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,597
C000048836_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000048836_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,453
C000048836_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,997
C000048836_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,184
C000048836_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Intermediate Government/Credit Bond Index
C000048836_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000048836_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,082
C000048836_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,980
C000048836_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,790
C000048836_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,432
C000048836_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,451
C000048836_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,512
C000048836_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,570
C000048836_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,321
C000048836_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,853
C000048836_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,066
C000048836_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000048836_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000048836_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000048836_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000048836_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000048836_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000048836_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000048836_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000048836_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000048836_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000048836_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000048836_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000200823_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Conservative Income Bond Fund
C000200823_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200823_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,066
C000200823_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,348
C000200823_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,565
C000200823_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,614
C000200823_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,637
C000200823_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,153
C000200823_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,835
C000200823_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,439
C000200823_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 3-6 Month Treasury Bill Index
C000200823_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200823_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,050
C000200823_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,302
C000200823_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,457
C000200823_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,466
C000200823_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,495
C000200823_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,945
C000200823_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,552
C000200823_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,084
C000200823_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000200823_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200823_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,054
C000200823_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,077
C000200823_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000200823_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,784
C000200823_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,427
C000200823_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,303
C000200823_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,055
C000200823_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,401
C000234192_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000234192_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234192_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,210
C000234192_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,174
C000234192_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,797
C000234192_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,020
C000234192_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000234192_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234192_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234192_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234192_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000234192_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,170
C000019121_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000019121_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000019121_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,699
C000019121_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,578
C000019121_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,546
C000019121_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,422
C000019121_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,523
C000019121_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,151
C000019121_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,055
C000019121_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,809
C000019121_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,132
C000019121_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,285
C000019121_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019121_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019121_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019121_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019121_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019121_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019121_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019121_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019121_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019121_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019121_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019121_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000221556_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI Short-Term Bond Fund
C000221556_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221556_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,054
C000221556_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,651
C000221556_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,863
C000221556_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,515
C000221556_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,039
C000221556_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,365
C000221556_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000221556_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221556_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,039
C000221556_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,639
C000221556_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,791
C000221556_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,403
C000221556_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,885
C000221556_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,178
C000221556_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000221556_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000221556_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,977
C000221556_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,828
C000221556_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,723
C000221556_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,359
C000221556_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,653
C000221556_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,835
C000234189_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Tactical Bond Fund
C000234189_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234189_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,270
C000234189_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,317
C000234189_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,049
C000234189_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,392
C000234189_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000234189_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234189_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,301
C000234189_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,190
C000234189_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,861
C000234189_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,170
C000205019_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000205019_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205019_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,097
C000205019_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,064
C000205019_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,218
C000205019_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,809
C000205019_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,750
C000205019_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,601
C000205019_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,994
C000205019_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,190
C000205019_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000205019_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205019_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000205019_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000205019_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000205019_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000205019_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000205019_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000205019_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000205019_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,626
C000019125_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000019125_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019125_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,131
C000019125_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,033
C000019125_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,074
C000019125_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,025
C000019125_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,149
C000019125_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,731
C000019125_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,657
C000019125_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,485
C000019125_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,874
C000019125_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,051
C000019125_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019125_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019125_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019125_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019125_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019125_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019125_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019125_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019125_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019125_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019125_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019125_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000171437_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000171437_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,850
C000171437_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,931
C000171437_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,943
C000171437_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,354
C000171437_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,740
C000171437_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,761
C000171437_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,289
C000171437_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,506
C000171437_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,191
C000171437_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,715
C000171437_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,993
C000171437_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171437_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171437_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,090
C000171437_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,106
C000171437_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,572
C000171437_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,960
C000171437_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,003
C000171437_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,565
C000171437_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,730
C000171437_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,401
C000171437_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,930
C000171437_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,251
C000171437_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000171437_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171437_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000171437_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000171437_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000171437_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000171437_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000171437_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000171437_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000171437_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000171437_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000171437_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000019120_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Investment Grade Bond Fund
C000019120_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019120_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,136
C000019120_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,042
C000019120_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,091
C000019120_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,047
C000019120_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,177
C000019120_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,774
C000019120_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,690
C000019120_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,527
C000019120_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,923
C000019120_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,106
C000019120_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000019120_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019120_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000019120_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019120_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000019120_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000019120_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000019120_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000019120_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000019120_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000019120_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000019120_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 11,489